Label	Element	Value
Reckoner Yield Enhanced AAA CLO Reinvesting ETF | Exchange Traded Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.10%
Reckoner Yield Enhanced AAA CLO Reinvesting ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%